UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:   BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

                Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York,

                NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 0.3%
Morgan Stanley, (3 mo. LIBOR US + 1.340%), 3.59%, 7/22/28 (a)	$13,900	$14,085,382
Western Group Housing LP, 6.75%, 3/15/57 (b)	2,500	3,228,075

		17,313,457
Education — 0.1%
Wesleyan University, 4.78%, 7/01/16	3,275	3,410,393
Health Care Providers & Services — 0.4%
AHS Hospital Corp., 5.02%, 7/01/45	10,806	13,040,616
Kaiser Foundation Hospitals, 4.15%, 5/01/47	7,598	8,173,596
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	1,971	1,995,929

		23,210,141
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.20%, 5/11/27	5,715	5,843,978
3.00%, 6/20/27	9,336	9,405,375

		15,249,353
Total Corporate Bonds— 1.1%		59,183,344

Municipal Bonds
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	1,200	1,339,596
5.75%, 6/01/45	2,145	2,366,364
6.00%, 6/01/50	2,700	3,023,217
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,692,190
6.50%, 10/01/53	15,110	18,166,904

Municipal Bonds	Par (000)	Value
Alabama (continued)
UAB Medicine Finance Authority, Refunding RB, 5.00%, 9/01/30	$5,000	$6,026,150

		34,614,421
Alaska — 0.5%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 1/01/21	5,000	5,585,850
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	2,470	2,531,503
5.00%, 6/01/46	4,500	4,298,985
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,806,400
5.00%, 10/01/34	5,000	5,759,450

		23,982,188
Arizona — 1.7%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,667,900
Banner Health, Series B, 1.68%, 1/01/37 (c)	5,000	4,417,050
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	5,800	6,187,266
Arizona State University, RB, Green Bonds, Series B, 5.00%, 7/01/42	5,000	5,842,600
City of Phoenix Arizona IDA, RB, Series A (b):
Legacy Traditional Schools Project, 6.50%, 7/01/34	965	1,094,368
Legacy Traditional Schools Projects, 6.75%, 7/01/44	1,690	1,932,464
City of Phoenix Arizona IDA, Refunding RB (b):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	2,795	2,923,794
Basis Schools, Inc. Projects, 5.00%, 7/01/45	6,155	6,368,209
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	1,775	1,856,792
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	1,950	2,016,261
Legacy Traditional School Projects, 5.00%, 7/01/35	2,205	2,279,926
Legacy Traditional School Projects, 5.00%, 7/01/45	1,495	1,528,936

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A (b):
5.00%, 7/01/36	$7,315	$7,567,953
5.00%, 7/01/41	10,075	10,356,798
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 7/01/30	5,000	5,815,050
5.00%, 7/01/32	5,000	5,774,950
5.00%, 7/01/34	5,000	5,724,800
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,000	6,018,550
5.00%, 12/01/37	5,000	6,089,450

		89,463,117
California — 13.7%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B:
5.00%, 10/01/36	5,000	5,759,750
5.00%, 10/01/37	5,000	5,746,950
5.00%, 10/01/35	5,000	5,776,900
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,101,100
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	2,500	3,923,950
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 6/01/42	885	893,549
Los Angeles County Securitization Corp., 5.25%, 6/01/21	3,160	3,177,222
California Health Facilities Financing Authority, RB, El Camino Hospital:
5.00%, 2/01/36	5,000	5,864,200
5.00%, 2/01/37	5,000	5,846,250
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 7/01/20 (d)	8,215	8,897,338
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 8/15/49	1,000	1,107,200

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB (continued):
Sycamore Academy Project, 5.38%, 7/01/34 (b)	$1,000	$1,032,210
Sycamore Academy Project, 5.63%, 7/01/44 (b)	2,760	2,845,726
Urban Discovery Academy Project, 6.00%, 8/01/44 (b)	330	338,606
Urban Discovery Academy Project, 6.13%, 8/01/49 (b)	285	293,633
Vista Charter Middle School, 6.00%, 7/01/44	1,960	2,090,791
California Pollution Control Financing Authority, RB, AMT (b):
Calplant I Project, Green Bonds, 7.50%, 7/01/32	6,475	6,860,133
Calplant I Project, Green Bonds, 8.00%, 7/01/39	2,335	2,571,956
Poseidon Resources (Channel Side) LP Desalination Project, 5.00%, 7/01/30	3,000	3,234,330
Poseidon Resources (Channel Side) LP Desalination Project, 5.00%, 7/01/37	23,910	25,722,139
Poseidon Resources (Channel Side) LP Desalination Project, 5.00%, 11/21/45	25,040	26,872,928
California School Finance Authority, RB, Alta Public Schools Project, Series A (b):
6.50%, 11/01/34	1,015	1,106,309
6.75%, 11/01/45	1,395	1,525,907
California State Public Works Board, Refunding RB, Various Capital Projects:
Series C, 5.00%, 11/01/27	5,000	6,174,150
Series D, 5.00%, 4/01/27	5,000	6,194,650
Series D, 5.00%, 4/01/29	5,725	6,955,474
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/32	5,000	6,024,600
California Statewide Communities Development Authority, RB:
5.00%, 2/01/45	10,000	10,813,500
Kaiser Permanente, Series A, 5.00%, 4/01/42	5,055	5,704,113
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41 (b)	4,205	4,580,675
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46 (b)	4,665	5,063,671

2	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB (continued):
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)	$7,175	$7,864,517
University of California, Irvine East Campus Apartment, Series A, 5.00%, 5/15/47	5,000	5,795,300
University of California, Irvine East Campus Apartment, Series A, 5.00%, 5/15/50	5,000	5,763,600
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44	1,250	1,284,063
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/37	585	589,189
Series A, 6.00%, 5/01/43	3,800	3,827,208
Series B, 6.00%, 5/01/37	265	266,511
Series B, 6.00%, 5/01/43	7,425	7,445,196
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	5,960,400
City & County of San Francisco California Airports Commission, RB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/41	10,000	11,458,500
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D (b)(e):
0.00%, 8/01/26	1,170	761,939
0.00%, 8/01/43	20,000	5,070,400
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 3.00%, 8/01/21 (b)	3,825	3,931,067
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 9/01/49	1,500	1,643,775
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 7/01/50	5,200	7,944,300

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 5/15/28	$5,000	$6,050,800
5.00%, 5/15/32	5,000	5,899,450
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	6,002,800
5.00%, 10/01/32	5,000	5,978,300
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT, 5.00%, 3/01/47	8,465	9,742,115
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 3/01/23	5,185	6,140,284
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	21,800	21,715,198
5.60%, 6/01/36	8,150	8,244,703
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B:
5.00%, 5/01/35	5,000	6,011,600
5.00%, 5/01/37	5,000	5,989,950
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 6/01/34	9,055	11,099,347
East Side Union High School District, GO, Series E, 5.00%, 8/01/27	5,000	6,276,650
East Side Union High School District, GO, Refunding, Series B (NPFGC), 5.25%, 2/01/26	5,000	6,301,050
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 7/01/45	5,000	5,872,450
Eastern Municipal Water District Financing Authority, Refunding RB, Series B:
5.00%, 7/01/32	5,000	6,033,500
5.00%, 7/01/33	5,000	6,002,650
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,342,776
Fresno Joint Powers Financing Authority, Refunding RB, Master Lease Project, Series A:
5.00%, 4/01/20	1,000	1,100,540

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Fresno Joint Powers Financing Authority, Refunding RB, Master Lease Project, Series A (continued):
5.00%, 4/01/21	$1,250	$1,418,938
(AGM), 5.00%, 4/01/23	1,600	1,906,432
(AGM), 5.00%, 4/01/24	1,350	1,631,030
(AGM), 5.00%, 4/01/25	1,500	1,831,140
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	23,580	23,577,878
Asset-Backed, Series A (AGM), 5.00%, 6/01/40	5,000	5,776,450
Series A-1, 5.00%, 6/01/27	5,000	6,034,300
Series A-1, 5.00%, 6/01/22	5,000	5,792,500
Series A-1, 5.00%, 6/01/25	5,000	5,994,500
Hayward Area Recreation and Park District, GO, Refunding, Series A, 5.00%, 8/01/42	10,000	11,921,900
Imperial Irrigation District Electric System Revenue, Refunding RB, Series B-1, 5.00%, 11/01/46	8,805	10,463,070
Irvine Ranch Water District, Special Assessment Bonds, Build America Bonds, Series B, 6.62%, 5/01/40	8,900	12,424,756
Long Beach Unified School District, GO, Series E:
5.00%, 8/01/41	5,240	6,221,242
5.00%, 8/01/42	5,925	7,034,515
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 7/01/26	5,000	6,352,750
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B:
5.00%, 11/01/30	5,000	6,035,600
5.00%, 11/01/31	5,000	6,009,100
5.00%, 11/01/32	5,000	5,982,000
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 8/01/32	5,000	5,962,600
Northern California Gas Authority No. 1, RB, Series B, 1.59%, 7/01/27 (c)	5,000	4,798,000
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 2/01/34	5,000	6,014,850
Palomar Health, Refunding RB:
5.00%, 11/01/36	1,890	2,123,207
5.00%, 11/01/39	1,770	1,975,108

Municipal Bonds	Par (000)	Value
California (continued)
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 5/01/23	$5,890	$6,632,493
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	3,450	4,471,096
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.41%, 12/01/35 (c)	10,000	9,100,200
San Diego County Water Authority Financing Corp., Refunding RB, Green Bonds, Series A:
5.00%, 5/01/32	5,000	6,081,450
5.00%, 5/01/33	5,000	6,055,150
San Diego Unified School District, GO, Refunding, Series R-5, 5.00%, 7/01/29	5,000	6,136,300
San Francisco Bay Area Rapid Transit District, GO, Refunding, Green Bond, Series A:
Election 2004, 5.00%, 8/01/36	5,000	6,106,500
Election 2016, 5.00%, 8/01/33	5,000	6,175,900
Sequoia Union High School District, GO, Refunding, 5.00%, 7/01/27	5,000	6,268,800
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	1,775	2,647,413
Build America Bonds, Various Purpose, 7.60%, 11/01/40	7,125	11,346,206
High Speed Passenger Train Bonds, Series C, 2.02%, 4/01/47 (c)	18,400	18,507,640
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/27	5,000	6,240,700
5.00%, 9/01/28	5,000	6,184,950
5.00%, 9/01/30	5,000	6,081,250
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,621,050
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	12,735	12,733,726
5.13%, 6/01/46	7,440	7,439,330

4	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Tuolumne Wind Project Authority, Refunding RB, Series A, 5.00%, 1/01/28	$5,000	$6,237,400
Turlock Irrigation District, Refunding RB, 1st Priority:
5.00%, 1/01/31	5,050	6,094,996
5.00%, 1/01/34	5,000	5,920,350
5.00%, 1/01/35	5,040	5,949,518
University of California, Refunding RB, General, Series AI, 5.00%, 5/15/38	5,330	6,200,496
West Basin Municipal Water District California, Refunding RB, Series A:
5.00%, 8/01/31	5,000	6,008,150
5.00%, 8/01/34	5,230	6,194,987
5.00%, 8/01/35	5,495	6,499,706
5.00%, 8/01/36	5,700	6,728,052

		714,455,713
Colorado — 1.9%
Castle Oaks Metropolitan District No. 3, GO:
6.25%, 12/01/44	1,825	1,944,811
5.50%, 12/01/45	2,345	2,415,960
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	5,125	5,207,718
City & County of Denver Board of Water Commissioners, RB, Green Bond, Series A, 5.00%, 9/15/47	25,165	30,126,783
City & County of Denver Colorado, Refunding ARB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,020,200
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (b)	1,000	1,026,160
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	145	155,125
Loveland Classical Schools, 5.00%, 7/01/46 (b)	2,000	2,028,820
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	898,788
5.13%, 11/01/49	765	780,690
University Lab School Project, 5.00%, 12/15/45 (b)	2,500	2,535,400

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, The Evangelical Lutheran Good Samaritan Society Project, Series R (f):
5.00%, 6/01/20	$1,000	$1,088,970
5.00%, 6/01/22	1,000	1,137,330
5.00%, 6/01/24	1,235	1,438,392
5.00%, 6/01/26	1,000	1,175,460
5.00%, 6/01/28	1,500	1,742,565
5.00%, 6/01/29	1,315	1,515,748
5.00%, 6/01/47	5,000	5,511,800
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 2/01/21	5,000	5,505,350
Catholic Health Initiatives, Series A, 5.25%, 2/01/31	5,000	5,315,800
NCMC, Inc. Project, 5.00%, 5/15/28	5,000	5,987,050
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	11,070,400
Regional Transportation District, Refunding RB, Series B, 5.00%, 11/01/34	5,500	6,666,935

		100,296,255
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 7/01/45	5,000	5,452,500
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (b)	8,655	9,153,528
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (b)	7,190	7,502,307
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C (b):
5.75%, 2/01/24	3,320	3,323,353
5.75%, 2/01/25	3,755	3,736,901
6.25%, 2/01/30	4,930	5,242,020
State of Connecticut, GO, Series D, 5.00%, 8/15/21	6,695	7,544,328

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Connecticut (continued)
State of Connecticut, Special Tax Revenue, RB, Build America Bonds, 5.74%, 12/01/29	$10,490	$12,502,192

		54,457,129
District of Columbia — 2.8%
District of Columbia, GO, Refunding, Series A:
5.00%, 6/01/34	9,725	11,769,973
5.00%, 6/01/36	5,000	6,017,850
District of Columbia, GO, Series D, 5.00%, 6/01/41	6,805	8,047,729
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	10,000	12,584,300
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 4/01/42	5,000	5,868,350
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,748,200
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,942,642
Metropolitan Washington Airports Authority, Refunding ARB:
AMT, 5.00%, 10/01/19	5,000	5,406,950
AMT, 5.00%, 10/01/20	5,000	5,577,400
AMT, 5.00%, 10/01/21	5,000	5,730,100
AMT, 5.00%, 10/01/24	5,000	6,037,300
AMT, 5.00%, 10/01/27	5,000	6,169,400
AMT, Series A, 5.00%, 10/01/24	5,000	6,022,600
AMT, Series A, 5.00%, 10/01/30	5,000	5,799,700
Dulles Toll Road Revenue, Dulles Metrorail Project, AMT, Series A, 5.00%, 10/01/53	10,000	10,872,000
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (e)	10,000	5,155,900
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	5,000	5,896,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, Capital Appreciation Bonds, Second Senior Lien, Series B (AGC), 0.00%, 10/01/39 (e)	10,000	4,331,100

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, RB, Series B:
5.00%, 7/01/21	$5,000	$5,727,900
5.00%, 7/01/36	10,000	11,974,300

		146,680,194
Florida — 3.9%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	406,476
5.00%, 11/01/31	500	511,405
5.25%, 11/01/46	3,500	3,559,010
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project:
1st Mortgage, Series A, 8.00%, 1/01/34	550	459,844
1st Mortgage, Series A, 8.25%, 1/01/44	940	780,576
1st Mortgage, Series A, 8.25%, 1/01/49	3,010	2,494,236
Series A, 5.75%, 1/01/50	395	369,515
Series B, 0.00%, 1/01/35 (c)(g)	1,390	1,359,726
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	335	339,566
5.00%, 5/01/34	750	758,468
5.13%, 5/01/45	1,030	1,042,978
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36 (b)	3,500	3,409,105
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,149,520
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,000	5,567,550
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 5/15/49 (b)	1,000	1,115,570
County of Miami-Dade Florida, GO, Refunding, Series A, 5.00%, 7/01/35	5,000	5,898,250
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB:
5.00%, 10/01/25	5,000	6,171,050
5.00%, 10/01/26	5,000	6,089,350

6	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
Series A, 5.00%, 10/01/36	$5,000	$5,674,700
Series B, 5.00%, 10/01/19	9,330	10,065,204
Series B, 5.00%, 10/01/40	30,605	35,549,238
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	6,125	6,893,259
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,297,203
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	1,305	1,502,681
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/28	5,000	5,596,850
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,220,130
County of Palm Beach Solid Waste Authority, Refunding RB, Taxable, 2.44%, 10/01/23	5,500	5,525,850
County of Tampa-Hillsborough Expressway Authority, RB, 5.00%, 7/01/47 (f)	15,000	17,437,050
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,425	2,546,177
Florida Department of Environmental Protection, Refunding RB, Florida Forever Project, Series A, 5.00%, 7/01/26	5,000	6,268,850
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	365	374,647
6.00%, 6/15/34	440	452,030
6.13%, 6/15/44	1,685	1,720,874
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,829,403

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 5/01/25	$645	$659,809
4.88%, 5/01/35	1,210	1,235,930
4.88%, 5/01/45	2,420	2,457,123
Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	1,105	1,123,818
Village of Lakewood Ranch Sector Projects, 4.25%, 5/01/26	1,150	1,164,938
Lakewood Ranch Stewardship District Special Assessment Bonds,, Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	6,515	6,630,902
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 5/01/36	2,500	2,435,125
4.63%, 5/01/47	4,500	4,368,915
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,674,550
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,870	1,979,432
State Board of Administration Finance Corp, RB, Series A, 3.00%, 7/01/20	5,000	5,139,100
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,792,050
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (h)(i)	143	99,645
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,177,885
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A2, 6.61%, 5/01/39	150	150,002
Series A3, 0.00%, 5/01/40 (g)	360	216,108
Series A4, 0.00%, 5/01/40 (g)	190	84,512
Series 2015-2, 0.00%, 5/01/40 (g)	490	254,653
Tolomato Community Development District, Convertible CAB:
Series 1, 0.00%, 5/01/40 (g)	800	496,064

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Convertible CAB (continued):
Series 3, 6.61%, 5/01/40 (h)(i)	$535	$5
Special Assessment, Series 3, 6.38%, 5/01/17 (h)(i)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	2,355	2,378,409
5.63%, 5/01/45	3,745	3,775,971
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (b)	1,500	1,611,975
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	2,355	2,508,734

		204,852,000
Georgia — 2.9%
Atlanta Development Authority, RB, Georgia Proton Treatment Center Project, Series A-1:
6.75%, 1/01/35	3,920	4,072,880
7.00%, 1/01/40	3,015	3,159,147
Georgia Housing & Finance Authority, RB, S/F, Series B (f):
3.40%, 12/01/37	5,000	5,052,000
3.55%, 12/01/42	5,000	5,018,550
4.00%, 12/01/47	5,000	5,516,850
Municipal Electric Authority of Georgia, Refunding RB:
General Resolution Projects, Series B, 5.00%, 1/01/21	5,065	5,644,436
Project One, Series A, 5.00%, 1/01/35	5,000	5,650,200
Project One, Series B, 5.00%, 1/01/21	5,000	5,572,000
State of Georgia, GO, Refunding:
Series F, 5.00%, 1/01/25	10,000	12,413,900
Series C, 5.00%, 7/01/23	5,000	6,050,100
Series C, 5.00%, 7/01/24	5,000	6,165,400
Series C, 5.00%, 7/01/25	5,000	6,255,300
Series C, 5.00%, 7/01/26	5,000	6,341,050
Series C, 5.00%, 7/01/27	5,000	6,412,700
Series C, 5.00%, 7/01/28	5,000	6,350,800
Series C, 5.00%, 7/01/29	5,000	6,299,900
Series C, 5.00%, 7/01/30	5,000	6,264,450
State of Georgia, GO, Series A-2:
5.00%, 2/01/28	10,000	12,625,900
5.00%, 2/01/29	10,000	12,528,100
5.00%, 2/01/30	10,000	12,452,100

Municipal Bonds	Par (000)	Value
Georgia (continued)
State of Georgia, GO, Series A-2 (continued):
5.00%, 2/01/31	$5,000	$6,180,000
5.00%, 2/01/32	5,000	6,146,550

		152,172,313
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	365	384,144
Idaho — 0.2%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	7,925	7,674,015
Illinois — 1.9%
City of Chicago Illinois, GO, Refunding:
Series A, 6.00%, 1/01/38	11,020	12,731,296
Project, Series A, 5.00%, 1/01/35	5,000	5,242,800
Series C, 5.00%, 1/01/40	5,000	5,077,700
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	1,100	1,134,573
Illinois Finance Authority, Refunding RB:
Benedictine University, 5.00%, 10/01/38	5,000	5,450,400
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	1,000	1,051,820
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,608,750
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,668,450
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,854,800
Presence Health Network, Series C, 5.00%, 2/15/23	5,000	5,747,550
Presence Health Network, Series C, 5.00%, 2/15/25	5,000	5,876,100
Presence Health Network, Series C, 5.00%, 2/15/26	5,000	5,920,200
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/21	5,000	5,703,750
5.00%, 12/01/27	5,000	6,026,000
5.00%, 12/01/30	5,000	5,857,000
5.00%, 12/01/41	5,000	5,630,100
Regional Transportation Authority, Refunding RB, Series A:
5.00%, 7/01/20	5,000	5,539,450

8	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Regional Transportation Authority, Refunding RB, Series A (continued):
5.00%, 7/01/21	$6,615	$7,524,562

		98,645,301
Indiana — 0.3%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,182,540
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	635	711,359
Indiana Finance Authority, RB, Series A:
Baptist Healthcare System Obligated Group, 5.00%, 8/15/51	5,000	5,502,100
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	5,000	5,413,950
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,135,049

		16,944,998
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	10,565	10,786,971
5.50%, 12/01/22	2,500	2,552,050
5.25%, 12/01/25	11,350	12,110,790
5.88%, 12/01/26 (b)	9,080	9,482,880
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, 3.38%, 12/01/25	5,000	5,109,300
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	2,580	2,595,867
Series C, 5.50%, 6/01/42	2,000	2,004,000
Series C, 5.63%, 6/01/46	4,960	4,974,880

		49,616,738
Kansas — 0.1%
County of Butler Unified School District No. 385 Andover, GO, Refunding, 5.00%, 9/01/33	5,000	6,026,250

Municipal Bonds	Par (000)	Value
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 8/15/33	$5,000	$5,652,750
Baptist Healthcare System, Series B, 5.00%, 8/15/41	5,000	5,532,750
Owensboro Health, Inc., Series A, 5.25%, 6/01/50	25,000	27,447,500
Kentucky Economic Development Finance Authority, Refunding RB:
Owensboro Health, Inc., Series A, 5.25%, 6/01/41	10,000	11,197,600
Owensboro Health, Inc., Series B, 5.00%, 6/01/40	5,000	5,463,450

		55,294,050
Louisiana — 0.7%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 1/01/48	10,000	11,355,600
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	5,920	6,199,779
Louisiana Public Facilities Authority, RB, Provident Group - Flagship Properties LLC, Series A, 5.00%, 7/01/51	10,000	11,090,700
New Orleans Aviation Board, Refunding ARB, AMT, Series D-2 (f):
5.00%, 1/01/20	1,000	1,079,740
5.00%, 1/01/22	1,000	1,136,740
5.00%, 1/01/27	1,000	1,200,590
5.00%, 1/01/28	1,000	1,188,160
5.00%, 1/01/30	1,000	1,173,300
5.00%, 1/01/31	1,000	1,164,650
5.00%, 1/01/36	1,000	1,142,080
5.00%, 1/01/37	1,000	1,139,700
5.00%, 1/01/38	1,000	1,138,000

		39,009,039
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,332,600

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Maryland — 2.3%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	$600	$609,564
5.25%, 7/01/44	1,220	1,237,592
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,845	3,128,960
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,209,534
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 3/31/24	25,000	28,366,000
5.00%, 9/30/26	10,000	11,167,600
5.00%, 3/31/41	10,000	11,257,700
5.00%, 3/31/46	5,000	5,603,950
5.00%, 3/31/51	10,000	11,117,100
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,140	1,173,904
State of Maryland, GO, Refunding, Series C, 5.00%, 8/01/24	10,000	12,319,500
State of Maryland, GO, Series A:
5.00%, 8/01/21	25,000	28,801,750
5.00%, 3/15/26	5,000	6,294,450

		122,287,604
Massachusetts — 2.1%
Commonwealth of Massachusetts, RB, Accelerated Bridge Program, Series A, 5.00%, 6/15/27	5,000	6,042,600
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 2/01/35	5,000	5,882,050
Massachusetts Development Finance Agency, RB, Boston Medical Center, Series D, 5.00%, 7/01/44	5,680	6,234,595
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 7/01/23	5,000	5,938,600
Caregroup, Series H-1, 5.00%, 7/01/24	5,000	6,013,700
Caregroup, Series H-1, 5.00%, 7/01/25	5,000	6,086,650
Caregroup, Series I, 5.00%, 7/01/27	5,000	6,051,350

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	$2,000	$2,002,900
Emmanuel College Issue, Series A, 5.00%, 10/01/36	5,000	5,734,150
Emmanuel College Issue, Series A, 5.00%, 10/01/43	5,000	5,587,400
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 7/01/38	5,000	5,605,250
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 1/01/24	5,000	5,791,250
Series A, 5.00%, 1/01/22	10,000	11,279,000
Massachusetts Health & Educational Facilities Authority, RB, Baystate Medical Center, Series I, 5.75%, 7/01/36	5,000	5,421,700
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	1,000	1,009,420
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 5/01/37	5,000	5,776,450
Massachusetts Water Resources Authority, Refunding RB, General, Series C, 5.00%, 8/01/35	5,000	5,975,800
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,237,300

		107,670,165
Michigan — 1.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 7/01/23	5,000	5,706,300
Series D (AGM), 1.47%, 7/01/32 (c)	5,000	4,556,800
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 7/01/33	5,000	6,128,050
Michigan Finance Authority, RB, Beumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,634,450

10	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 7/01/34	$4,000	$4,492,280
Government Loan Program, Series C, 5.00%, 7/01/35	4,000	4,477,560
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,678,350
Local Government Loan Program, Series B, 5.00%, 7/01/44	5,000	5,439,400
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 7/01/21	5,000	5,683,500
Student Loan Refunding, AMT, Series 25-A, 5.00%, 11/01/21	4,090	4,579,778
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	10,880	10,713,318
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	2,375	2,418,320
Royal Oak Hospital Finance Authority, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 9/01/39	5,000	5,570,950

		71,079,056
Minnesota — 0.5%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 7/01/35	665	676,797
5.50%, 7/01/40	750	758,018
Series A, 5.75%, 7/01/46	1,220	1,239,166
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 7/01/50	2,500	2,658,250
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 7/01/47	3,000	3,039,900
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	6,017,150
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 1/01/28	5,000	6,232,600

Municipal Bonds	Par (000)	Value
Minnesota (continued)
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 9/01/46	$1,805	$1,884,871
6.00%, 9/01/51	2,710	2,858,291
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,233,696

		26,598,739
Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 9/01/46	5,000	5,521,950
Missouri — 1.2%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 7/01/47	5,000	5,804,300
5.00%, 7/01/42	5,000	5,832,000
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 7/01/22	5,000	5,863,900
5.00%, 7/01/23	5,000	5,986,300
5.00%, 7/01/25	5,000	6,131,400
5.00%, 7/01/24	5,000	6,069,200
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 8/15/45	1,800	1,803,456
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 8/15/57	7,025	7,163,744
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (b):
5.75%, 11/15/36	8,315	8,215,220
6.00%, 11/15/46	5,970	5,972,448
6.00%, 11/15/51	3,360	3,302,611

		62,144,579
Nebraska — 0.1%
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 2/01/43	5,000	5,768,150
Nevada — 1.2%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	5,175	5,329,939

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 7/01/21	$10,000	$11,367,000
County of Clark School District, GO, Refunding, Series A:
5.00%, 6/15/21	5,000	5,692,550
5.00%, 6/15/22	5,000	5,834,750
5.00%, 6/15/23	5,000	5,954,850
5.00%, 6/15/23	5,000	5,954,850
5.00%, 6/15/24	5,000	6,052,300
5.00%, 6/15/24	5,000	6,052,300
5.00%, 6/15/30	5,000	6,053,800
5.00%, 6/15/31	5,000	6,021,450
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 6/01/23	370	400,344
5.00%, 6/01/24	245	265,487

		64,979,620
New Jersey — 4.4%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	7,105	7,148,980
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,641,090
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	8,325	9,295,029
Leap Academy Charter School, Series A, 6.00%, 10/01/34	280	285,639
Leap Academy Charter School, Series A, 6.20%, 10/01/44	230	233,535
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	381,746
Series A, 5.00%, 11/01/27	5,000	5,653,400
New Jersey EDA, Refunding RB:
5.00%, 6/15/19	5,000	5,258,950
Series B, 5.00%, 11/01/20	5,000	5,425,250
Series B, 5.00%, 11/01/21	5,000	5,513,000
Series B, 5.00%, 11/01/22	5,000	5,583,700
Series B, 5.00%, 11/01/23	5,000	5,625,300
Series B, 5.00%, 11/01/24	5,000	5,637,950
Series B, 5.00%, 11/01/25	5,000	5,647,100
Series B, 5.00%, 11/01/26	5,000	5,650,450
Transit Corp. Projects, Series B, 5.00%, 11/01/19	5,000	5,318,500

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G, 2.73%, 7/01/25	$5,165	$5,071,101
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,181,155
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
Hackensack Meridian Health Obligated Group Issue, 5.00%, 7/01/39	5,950	6,907,117
St. Barnabas Health Care System, 5.00%, 7/01/25	1,000	1,140,520
St. Barnabas Health Care, 5.00%, 7/01/23	1,100	1,272,447
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 7/01/24	3,100	3,560,288
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,140	5,777,360
5.00%, 12/01/22	5,000	5,721,300
5.00%, 12/01/23	5,000	5,772,350
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes, Series A:
5.00%, 6/15/19	5,000	5,283,750
5.00%, 6/15/20	5,000	5,393,400
5.00%, 6/15/21	5,000	5,473,300
5.00%, 6/15/22	5,000	5,564,400
5.00%, 6/15/23	5,000	5,615,450
5.00%, 6/15/27	5,000	5,619,000
5.00%, 6/15/28	5,000	5,570,600
New Jersey Transportation Trust Fund Authority, Refunding RB (NPFGC):
5.25%, 12/15/21	5,000	5,636,600
Transportation System, Series B, 5.50%, 12/15/21	5,000	5,687,550
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	62,185	60,091,853

12	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	$6,755	$6,762,768
5.00%, 6/01/29	2,840	2,840,085

		230,242,013
New Mexico — 1.1%
State of New Mexico, GO, Capital Projects, Series A:
5.00%, 3/01/21	5,000	5,679,500
5.00%, 3/01/22	13,425	15,687,784
5.00%, 3/01/23	5,000	5,987,400
State of New Mexico, GO, Refunding, Series B:
5.00%, 3/01/21	5,000	5,679,500
5.00%, 3/01/22	20,365	23,797,521

		56,831,705
New York — 13.4%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A:
5.00%, 7/15/28	5,000	5,938,800
5.00%, 7/15/30	5,000	5,857,550
5.00%, 7/15/42	5,000	5,654,400
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	400	430,716
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	5,000	5,087,000
City of New York New York, GO, Refunding, Series I:
5.00%, 8/01/21	8,310	9,546,611
5.00%, 8/01/25	5,000	6,024,950
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018, Series S-1:
Series S-1Fiscal 2018, 5.00%, 7/15/32	5,000	6,043,600
5.00%, 7/15/35	5,000	5,976,250
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 7/15/40	5,000	5,792,900
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 7/15/40	5,000	5,841,400

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	$27,700	$28,485,849
5.00%, 6/01/42	28,915	27,909,915
5.00%, 6/01/45	6,930	6,586,549
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 6/01/51	4,125	4,246,646
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	14,795	12,542,757
County of Nassau New York Tobacco Settlement Corp., Refunding RB:
Asset-Backed, Series A-3, 5.13%, 6/01/46	11,090	11,079,132
Series A1, 6.83%, 6/01/21	2,602	2,554,901
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,434,340
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,491,250
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	18,765	18,456,503
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	6,119,650
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	6,059,400
Climate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	6,084,400
Green Bond, Series B-2, 5.00%, 11/15/33	5,000	6,119,650
Green Bonds, Series A-1, 5.00%, 11/15/45	5,000	5,753,700
Green Bonds, Series A-1, 5.25%, 11/15/56	5,000	5,863,900
Series C-1, 5.00%, 11/15/33	5,760	6,843,514

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Fiscal 2017, Sub-Series A-2, 2.28%, 5/01/26	$5,650	$5,452,081
Series A-2, 5.00%, 8/01/33	25,000	30,287,750
Series E-1, 5.00%, 2/01/43	5,000	5,864,200
Sub Series E-1, 5.00%, 2/01/40	10,000	11,773,500
Sub-Series F-1, 5.00%, 5/01/31	5,000	6,086,550
Sub-Series F-1, 5.00%, 5/01/32	5,000	6,062,550
Sub-Series F-1, 5.00%, 5/01/33	5,000	6,033,950
Sub-Series F-1, 5.00%, 5/01/34	5,000	6,000,800
Sub-Series F-1, 5.00%, 5/01/35	5,000	5,977,200
Sub-Series F-1, 5.00%, 5/01/36	5,000	5,963,150
Sub-Series F-1, 5.00%, 5/01/42	5,000	5,888,650
Sub-Series F-1, 5.00%, 5/01/43	5,000	5,884,050
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	49,285	53,565,402
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	240	263,731
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	570	632,535
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (b)	1,655	1,971,006
4 World Trade Center Project, 5.00%, 11/15/44	10,000	11,165,400
New York State Dormitory Authority, RB, Series A:
Group B, 5.00%, 3/15/30	10,000	12,358,500
New York University Hospitals Center, 5.00%, 7/01/43	5,000	5,724,050
5.00%, 3/15/29	15,000	18,663,150
New York State Dormitory Authority, Refunding RB:
General Purpose, Series D, 5.00%, 2/15/27	5,000	6,255,750
St. John’s University, Series A, 5.00%, 7/01/32	5,000	5,814,550

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued):
Yeshiva University, 5.00%, 9/01/38	$730	$736,212
New York State Urban Development Corp., Refunding RB, Series B, 2.86%, 3/15/24	15,000	15,338,100
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/34	5,000	5,509,550
5.00%, 7/01/41	10,000	11,044,900
5.00%, 7/01/46	22,705	25,004,335
5.25%, 1/01/50	50,000	55,599,000
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 8/01/31	34,305	36,647,688
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/26	21,810	23,426,775
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (b)	1,000	1,001,090
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	8,008,732
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,573,444
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
193rd Series, AMT, 5.00%, 10/15/19	5,000	5,414,100
205 Series, 5.00%, 5/15/57	5,000	5,843,850
Port Authority of New York & New Jersey, Refunding RB:
195th Series, AMT, 5.00%, 10/01/25	5,000	6,099,750
Consolidated Bonds, 5.00%, 10/15/47	5,000	5,866,800
Consolidated Bonds, 5.25%, 10/15/57	5,000	5,937,950
Consolidated Bonds, AMT, 5.00%, 10/15/20	5,000	5,583,650

14	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/25	$5,000	$6,200,600
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 7/01/42	5,000	5,645,800
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,715,130
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	5,000	5,851,550
Town of Oyster Bay New York, GO, Refunding, BAN, Series C, 4.00%, 6/01/18	5,040	5,091,106
Westchester County Healthcare Corp., Refunding RB, Senior Lien, Series B, 5.13%, 11/01/20	5,000	5,537,050

		701,191,900
North Carolina — 2.1%
City of Charlotte North Carolina Airport Revenue, ARB, Series A, 5.00%, 7/01/47	14,865	17,530,443
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	10,000	10,606,900
North Carolina Housing Finance Agency, RB, S/F, Series 38-B:
3.40%, 7/01/32	5,000	5,102,700
3.85%, 7/01/37	5,000	5,124,500
4.00%, 7/01/47	5,000	5,451,050
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.30%, 1/01/18	555	558,524
4.50%, 1/01/19	520	533,884
4.75%, 1/01/21	270	283,144
5.00%, 1/01/22	290	304,976
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	2,470	2,553,066
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,752,350
Vidant Health, 5.00%, 6/01/33	5,000	5,723,900
Vidant Health, 5.00%, 6/01/45	5,000	5,591,350

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 5/01/34	$5,000	$5,893,300
5.00%, 5/01/35	5,000	5,874,800
State of North Carolina, GO, Refunding, Series A:
5.00%, 6/01/21	10,000	11,467,800
5.00%, 6/01/23	10,000	12,077,900
State of North Carolina, Refunding RB, Series B, 5.00%, 5/01/30	10,000	12,315,100
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 3/01/40 (b)	2,100	2,121,546

		111,867,233
Ohio — 2.3%
Akron Bath Copley Joint Township Hospital District, Refunding RB, 5.25%, 11/15/41	5,000	5,662,250
American Municipal Power, Inc., Refunding RB, Series B:
Build America Bonds, 6.45%, 2/15/44	10,000	13,699,600
Prairie State Energy Campus Project, 0.00%, 2/15/34 (c)(g)	5,000	5,285,600
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	61,690	58,870,767
6.50%, 6/01/47	2,500	2,487,600
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	7,385	8,493,784
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,635,800
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	6,846,891
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,519,100
5.00%, 6/30/22	2,190	2,508,141
5.00%, 6/30/21	1,975	2,215,871
5.00%, 12/31/22	1,550	1,790,870

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, AMT, Portsmouth Bypass Project (continued):
5.00%, 6/30/23	$1,305	$1,517,232

		121,533,506
Oklahoma — 0.4%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	565	579,910
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (c)	17,820	19,270,192

		19,850,102
Oregon — 0.8%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	921,086
County of Multnomah Portland School District No. 1, GO, Taxable, Series A, 1.65%, 6/15/20	10,000	10,043,800
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 7/01/47	5,000	5,816,800
5.00%, 7/01/47	8,000	9,151,200
State of Oregon, GO, Refunding Article XI-Q, Series F, 5.00%, 5/01/39	5,000	5,904,350
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	5,000	5,644,700
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,061,280
5.00%, 11/15/51	730	766,201

		39,309,417
Pennsylvania — 5.2%
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
5.00%, 8/01/22	5,000	5,801,100
5.00%, 8/01/23	5,000	5,909,550
5.00%, 8/01/24	5,000	5,981,600
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,659,300

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	$4,045	$4,463,698
5.63%, 7/01/42	1,675	1,844,443
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, 5.00%, 10/01/23	5,000	5,998,450
Commonwealth Financing Authority, RB, Series A, 4.14%, 6/01/38	3,945	4,219,730
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 3/15/25	5,000	6,046,350
5.00%, 2/01/27	5,000	6,045,600
5.00%, 2/01/28	5,000	5,970,200
5.00%, 2/01/29	5,000	5,920,050
Commonwealth of Pennsylvania, GO, Refunding:
1st Series, 5.00%, 9/15/26	10,000	12,279,400
1st Series, 5.00%, 9/15/27	8,825	10,748,673
2nd Series, 5.00%, 1/15/22	5,000	5,759,700
2nd Series, 5.00%, 1/15/21	5,000	5,620,150
2nd Series, 5.00%, 1/15/25	10,000	12,065,700
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	960,604
5.00%, 12/01/23	985	1,060,461
5.00%, 12/01/24	1,035	1,108,537
5.00%, 12/01/25	750	801,848
5.25%, 12/01/45	1,500	1,525,995
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 4/01/33	1,575	1,617,068
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	4,815	4,890,403
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 8/15/46	5,000	5,551,950
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,265	2,647,332

16	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
Build America Bonds, Series B, 6.53%, 6/15/39	$5,000	$6,462,950
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,804,400
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	5,000	5,609,850
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	20,000	22,700,800
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/20	5,000	5,476,350
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/21	5,000	5,601,850
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,668,450
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/22	4,495	5,143,404
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,841,275
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	10,000	11,155,000
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,489,167
Pennsylvania Housing Finance Agency, RB, Series 123B, 3.90%, 10/01/37	5,000	5,183,550
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	5,000	4,889,150
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 6/01/47	21,600	25,046,928
Philadelphia Authority for Industrial Development, Refunding RB:
Thomas Jefferson University, Series A, 5.00%, 9/01/35	5,000	5,785,500
Thomas Jefferson University, Series A, 5.00%, 9/01/36	5,000	5,781,050
Wesley Enhanced Living Obligated Group, 5.00%, 7/01/42	775	811,751

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 1/01/27	$3,100	$3,333,678
University of Pittsburgh-of the Commonwealth System of Higher Education, Refunding RB, 2.53%, 9/15/22	10,250	10,519,472

		271,802,467
Puerto Rico — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	6,060	6,089,694
5.63%, 5/15/43	27,870	28,041,400
Commonwealth of Puerto Rico, GO, Refunding, Series A (h)(i):
Public Improvement, 5.50%, 7/01/39	6,100	3,332,125
8.00%, 7/01/35	16,450	9,520,438
Commonwealth of Puerto Rico, GO, , 6.00%, 7/01/38 (h)(i)	6,950	3,796,438
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	14,670	11,937,419
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	9,770	7,999,578

		70,717,092
Rhode Island — 0.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	5,000	5,427,200
Series B, 4.50%, 6/01/45	5,000	5,058,450

		10,485,650
South Carolina — 1.3%
South Carolina Job-EDA, RB, Series A, 5.25%, 8/15/46 (b)	1,000	1,015,570
South Carolina Public Service Authority, RB:
Build America Bonds, Series F (AGM), 6.45%, 1/01/50	5,545	7,415,162
Santee Cooper, Series F (AGM), 5.74%, 1/01/30	5,000	5,782,950
Series A, 5.00%, 12/01/49	5,000	5,498,050
South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,828,100
Series A, 5.00%, 12/01/50	5,000	5,562,400

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina, GO, Refunding Series A:
5.00%, 4/01/28	$7,485	$9,567,477
5.00%, 4/01/30	5,310	6,690,387
State of South Carolina Public Service Authority, RB, Series E:
Santee Cooper, 5.50%, 12/01/53	5,000	5,664,050
5.00%, 12/01/48	5,000	5,469,250
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.75%, 12/01/43	5,000	5,762,650

		69,256,046
Tennessee — 0.4%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 4/01/23	1,000	1,145,090
5.00%, 4/01/24	1,000	1,157,770
5.00%, 4/01/25	1,000	1,167,590
5.00%, 4/01/27	1,000	1,179,650
5.00%, 4/01/28	1,000	1,168,430
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	5,000	5,626,100
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000	5,667,000
Tennessee Energy Acquisition Corp., RB, Series C, 5.00%, 2/01/23	5,000	5,667,400

		22,779,030
Texas — 5.7%
Allen Independent School District, GO, School Building (PSF-GTD), 5.00%, 2/15/42	10,000	11,621,600
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,304,313
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	5,000	5,577,000

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 7/15/35	$7,400	$7,882,332
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 7/15/30	1,000	1,105,420
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 7/15/38	3,000	3,329,700
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,736,200
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	13,000	13,975,000
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 7/15/20	15,950	17,135,244
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,160	1,186,819
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,692,582
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,421,300
Series C, 5.13%, 11/01/43	5,000	5,638,750
Series H, 5.00%, 11/01/45	10,000	11,060,300
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,710,650
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	2,015,736
Lone Star College System, GO, Series A, 5.00%, 8/15/42	14,100	16,584,279
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (b)	10,960	11,465,585
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A (b):
5.00%, 8/15/36	4,055	4,083,790
5.00%, 8/15/46	4,055	4,063,556

18	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
New Hope Texas Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	$1,250	$1,287,888
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 8/15/32	5,015	5,640,722
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22 (h)(i)	2,570	2,029,015
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 1.58%, 12/15/26 (c)	5,000	4,771,350
Series D, 6.25%, 12/15/26	5,000	6,113,200
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	5,000	5,602,350
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,566,250
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,552,600
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	11,482,000
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	11,379,700
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,560,450
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,534,450
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	14,845	16,453,159
5.00%, 12/31/45	10,000	11,007,300
5.00%, 12/31/50	5,000	5,477,250
5.00%, 12/31/55	10,000	10,917,000
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 9/01/43	2,000	2,066,000
University of Houston, Refunding RB, Series A:
5.00%, 2/15/29	5,000	6,062,450
5.00%, 2/15/30	5,000	6,017,600
5.00%, 2/15/31	5,000	5,976,800
5.00%, 2/15/33	5,000	5,926,400

Municipal Bonds	Par (000)	Value
Texas (continued)
University of Houston, Refunding RB, Series A (continued):
5.00%, 2/15/34	$5,000	$5,901,400
5.00%, 2/15/35	5,000	5,884,800

		295,800,290
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	11,875	13,676,437
Utah State Charter School Finance Authority, RB, Early Light Academy (b):
5.00%, 7/15/34	530	536,466
5.13%, 7/15/49	4,830	4,880,667

		19,093,570
Virginia — 2.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 3/01/36	1,050	1,059,460
5.50%, 3/01/46	6,210	6,264,834
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project (b):
5.15%, 3/01/35	1,000	1,036,350
5.40%, 3/01/45	2,000	2,088,660
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 7/01/46	10,000	11,301,200
5.00%, 7/01/51	10,000	11,244,000
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	980	1,026,903
Residential Care Facility, 5.00%, 7/01/47	1,985	2,058,088
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 6/01/22	625	714,550
5.00%, 6/01/23	420	477,343
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 3/01/23	1,000	1,014,610
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (b):
5.00%, 3/01/35	2,905	2,983,203

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	19

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (b) (continued):
5.00%, 3/01/45	$2,980	$3,037,276
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	13,645	11,976,080
University of Virginia, Refunding RB:
Series A, 5.00%, 4/01/39	5,000	6,002,650
Series B, 5.00%, 4/01/44	10,000	11,911,800
Series B, 5.00%, 4/01/46	10,000	11,911,800
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (b)	3,340	3,498,416
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (b)	2,215	2,320,057
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 7/01/41	5,000	5,724,800
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40 (c)	5,000	5,064,250

		102,716,330
Washington — 2.0%
Energy Northwest, RB, Columbia Generating Station Electric Revenue Bonds, Series E, 2.20%, 7/01/19	10,000	10,102,700
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	2,255	2,324,386
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 5/01/20	5,000	5,508,200
Series C, 5.00%, 5/01/21	5,000	5,669,250
Series C, 5.00%, 5/01/22	5,000	5,801,450
Series C, 5.00%, 5/01/27	5,265	6,470,317
Series D, 5.00%, 5/01/21	5,000	5,669,250
Series D, 5.00%, 5/01/23	5,000	5,927,400
Series D, 5.00%, 5/01/24	5,000	6,010,200
Series D, 5.00%, 5/01/25	5,000	6,070,600
Series D, 5.00%, 5/01/26	5,000	6,122,800
Series D, 5.00%, 5/01/27	8,210	10,089,515
Port of Seattle Washington, GO:
5.00%, 1/01/33	5,180	6,304,837
5.00%, 1/01/38	6,840	8,211,283

Municipal Bonds	Par (000)	Value
Washington (continued)
University of Washington, RB, Series A:
5.00%, 1/01/34	$1,000	$1,162,910
5.00%, 1/01/35	1,000	1,157,550
5.00%, 1/01/36	1,000	1,153,740
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/32	1,000	1,179,930
5.00%, 1/01/33	1,000	1,169,070
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 2/01/41	10,000	10,449,300

		106,554,688
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 6/01/23	5,000	5,874,950
5.00%, 6/01/24	5,000	5,960,550
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	10,570	10,116,230

		21,951,730
Wisconsin — 0.9%
Public Finance Authority, RB, Delray Beach Radiation Therapy, 7.00%, 11/01/46 (b)	5,085	5,159,800
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,175	3,305,429
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,294,824
National Gypsum Co., AMT, 4.00%, 8/01/35	4,840	4,718,226
State of Wisconsin, Refunding RB, Series C, 3.15%, 5/01/27	7,740	7,921,658
Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic, Series B, 5.00%, 2/15/40	10,000	10,845,600
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	5,000	5,794,150
Mile Bluff Medical Center, 5.50%, 5/01/34	875	918,689
Mile Bluff Medical Center, 5.75%, 5/01/39	1,060	1,112,481

20	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
Thedacare, Inc., 5.00%, 12/15/44	$5,000	$5,509,000

		48,579,857
Total Municipal Bonds — 87.8%		4,586,512,954

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Arizona — 0.4%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	10,000	11,419,874
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,659,100

		23,078,974
California — 4.8%
California Educational Facilities Authority, 5.00%, 10/01/46	10,000	11,776,488
California Educational Facilities Authority, RB, California Institute of Technology:
5.00%, 11/01/19 (d)	10,000	10,895,679
5.00%, 9/01/45	10,490	12,240,119
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 8/15/43	10,000	11,273,767
Stanford Hospital and Clinics, 5.00%, 8/15/51	10,000	11,183,000
Sutter Health, 5.00%, 8/15/52	10,000	11,315,900
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	13,111,300
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,574,890
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 8/01/47	10,000	12,127,700
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/44	10,000	11,264,296

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	$10,000	$11,344,269
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 5/15/35	10,000	11,419,374
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,326,100
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,410,069
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 8/01/46	10,000	11,596,700
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,782,645
5.00%, 11/01/43	8,530	9,820,661
Fresno Unified School District, GO, 5.00%, 8/01/44	10,000	11,710,300
Manteca California Unified School District, GO, 5.00%, 8/01/40	10,000	11,699,199
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 8/01/44	10,000	11,307,300
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 8/01/40	10,000	11,327,594
State of California, GO, Various Purposes, 5.00%, 4/01/43	10,000	11,537,200

		251,044,550
Connecticut — 0.2%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,413,000
Delaware — 0.2%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,795,195
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB, Green Bonds, Series A, 5.00%, 10/01/52	10,000	11,623,100

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	21

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	$10,000	$11,252,300

		22,875,400
Florida — 0.7%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, (AGM), 5.00%, 7/01/42	10,000	11,390,300
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 8/15/54	10,000	11,812,100
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,666,500

		34,868,900
Georgia — 0.7%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,270,996
Clarke County Hospital Authority, Refunding RB, Piedmont Healthcare, Inc. Project, Series A, 5.00%, 7/01/46	10,000	11,342,200

		34,613,196
Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/36	10,000	11,528,300
Indiana — 0.2%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,330,300
Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 7/01/43	10,000	11,461,895
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 5/15/43	10,000	11,270,265

		22,732,160
Massachusetts — 0.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	10,000	11,569,200
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 7/01/44	10,000	11,096,469

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	$10,000	$11,630,679

		34,296,348
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,404,700
Minnesota — 0.2%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,442,985
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 1/01/44	10,000	11,108,800
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 5/01/43	10,000	11,553,000
5.00%, 5/01/45	10,000	11,711,200

		34,373,000
Nevada — 0.2%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,450,300
New York — 2.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,455,300
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 6/15/47	10,000	11,698,900
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,783,500
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	10,000	11,814,200
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	11,656,792
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	10,000	11,624,300

22	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York (continued)
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 3/15/35	$10,000	$11,676,600
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,651,181
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,893,700

		105,254,473
North Carolina — 0.7%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 7/01/42	10,000	11,832,100
5.00%, 7/01/47	10,000	11,793,100
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,472,293

		35,097,493
Oklahoma — 0.2%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	11,737,100
Pennsylvania — 1.1%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 8/15/46	10,000	11,467,300
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,454,100
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	10,000	11,110,089
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	23,122,200

		57,153,689
South Carolina — 0.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/21 (d)	10,000	11,322,100

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Tennessee — 0.2%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	$10,000	$11,143,500
Texas — 0.5%
North Texas Tollway Authority, Refunding RB, Capital Appreciation, System, 1st Tier, Series I (AGC), 6.20%, 1/01/42	10,000	12,799,400
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,314,600

		24,114,000
Utah — 0.5%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 7/01/47	10,000	11,709,000
Utah State Transit Authority Sales Tax, RB, 5.00%, 6/15/38	10,000	11,697,268

		23,406,268
Virginia — 0.9%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 7/01/41	10,000	11,575,100
County of Fairfax Water Authority, Refunding RB, 5.00%, 4/01/46	10,000	11,911,800
County Of Fairfax Industrial Development Authority, RB, Inova Health Systems Project, Series A, 5.00%, 5/15/44	10,000	11,336,100
University of Virginia, Refunding RB, Series A-2, 5.00%, 4/01/45	10,000	11,694,400

		46,517,400
Washington — 0.9%
Port of Seattle Washington, GO, 5.00%, 1/01/42	10,000	11,876,900
State of Washington, GO, Series A:
5.00%, 2/01/33	10,000	11,786,400
5.00%, 8/01/38	10,000	11,629,579
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,152,573

		46,445,452
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,080,300

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	23

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	$10,000	$10,896,779
Thedacare Inc., 5.00%, 12/15/44	10,000	11,018,000

		32,995,079
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.0%		943,433,862

Investment Companies	Shares
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,769,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,423,000
Total Investment Companies — 0.3%		15,192,000
Total Long-Term Investments (Cost — $5,451,009,667) — 107.2%		5,604,322,160

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.89% (k)(l)	82,073,418	$82,098,040
Total Short-Term Securities (Cost — $82,096,027) — 1.6%		82,098,040
Total Investments (Cost — $5,533,105,694*) — 108.8%		5,686,420,200
Other Assets Less Liabilities — 1.7%		90,151,550
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5)%		(550,054,460)

Net Assets — 100.0%		$5,226,517,290

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,991,645,220

Gross unrealized appreciation	$172,226,858
Gross unrealized depreciation	(26,596,829)

Net unrealized appreciation	$145,630,029

Notes to Schedule of Investments

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	When-issued security.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Non-income producing security.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(k)	Annualized 7-day yield as of period end.

(l)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain	Change in Unrealized Depreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	324,126,841	(242,053,423)[1]	82,073,418	$82,098,040	$303,133	$45,133	$(3,048)

24	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Short Contracts
5-Year U.S. Treasury Note	(3,170)	December 2017	$375,645	$(112,383)
10-Year U.S. Treasury Note	(8,529)	December 2017	$1,083,050	(2,448,142)
Long U.S. Treasury Bond	(4,688)	December 2017	$731,768	(3,090,737)
Ultra Long U.S. Treasury Bond	(2,030)	December 2017	$343,197	(1,782,281)
Total				$(7,433,543)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Notes
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	25

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$15,192,000	$5,589,130,160	—	$5,604,322,160
Short-Term Securities	82,098,040	—	—	82,098,040

Total	$97,290,040	$5,589,130,160	—	$5,686,420,200

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(7,433,543)	—	—	$(7,433,543)

[1]	See above Schedule of Investments for values in each industry, state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $549,144,951 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2017, there were no transfers between levels.

26	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2017